Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Transactions and Balances with Related Parties
Schedule of outstanding amounts and transactions with related parties

	June 30, 2025	December 31, 2024
Kyklades Maritime Corporation	$623,462	$(530,030)
Total	$623,462	$(530,030)

	Six months ended,
Management fees	2025	2024
Kyklades Maritime Corporation	$2,280,600	$2,293,200
Total	$2,280,600	$2,293,200